SIGNIFICANT TRANSACTIONS - Laos operations classified as held for sale (Details) $ in Millions	Oct. 27, 2017 USD ($) installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Assets and liabilities classified as held for sale
Property and equipment		$ 6,097	$ 6,719	$ 6,239
Intangible assets		2,168	2,257	$ 2,224
Current assets		3,875	4,550
Total assets		19,521	21,193
Non-current liabilities		(10,937)	(8,593)
Current liabilities		(4,607)	(6,557)
Non-controlling interests		425	$ (83)
VIP Lao | VimpelCom Holdings B.V. | Laos operations classified as held for sale
Assets and liabilities classified as held for sale
Percentage of interest in subsidiary	78.00%
Amount per agreement	$ 22
Number of installments for purchase consideration receivable | installment	2
Property and equipment		15
Intangible assets		2
Current assets		5
Total assets		22
Non-current liabilities		(5)
Current liabilities		(10)
Total liabilities		(15)
Cumulative other comprehensive income		0
Non-controlling interests		$ (5)